Quarterly portfolio holdings
John Hancock
International Dynamic Growth Fund
International equity
January 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 1-31-26 (unaudited)
	Shares	Value
Common stocks 95.9%		$3,095,168,096
(Cost $2,273,696,587)
Belgium 2.8%		90,196,921
UCB SA	295,993	90,196,921
Brazil 1.7%		55,397,750
NU Holdings, Ltd., Class A (A)	3,121,000	55,397,750
Canada 5.9%		189,928,314
Cameco Corp.	401,500	49,657,853
Royal Bank of Canada	371,400	61,839,539
Shopify, Inc., Class A (A)	597,660	78,430,922
Chile 1.4%		44,959,996
Antofagasta PLC	907,342	44,959,996
China 5.1%		163,636,824
Alibaba Group Holding, Ltd.	2,889,600	61,472,119
Tencent Holdings, Ltd.	1,329,200	102,164,705
France 9.2%		298,029,835
EssilorLuxottica SA	92,763	28,357,364
Safran SA	216,206	77,248,765
Sartorius Stedim Biotech	125,993	28,155,482
Schneider Electric SE	59,486	17,054,806
Societe Generale SA	1,679,948	147,213,418
Germany 10.3%		333,879,602
Heidelberg Materials AG	381,554	104,496,789
MTU Aero Engines AG	138,893	61,748,553
Siemens Energy AG (A)	983,881	167,634,260
India 0.3%		8,324,218
ICICI Bank, Ltd., ADR	284,200	8,324,218
Italy 1.2%		37,423,038
FinecoBank SpA	1,411,640	37,423,038
Japan 14.1%		454,306,714
Advantest Corp.	338,100	55,917,168
Fujikura, Ltd.	800,600	100,624,949
Hitachi, Ltd.	1,931,500	67,023,259
IHI Corp.	2,217,200	51,297,547
Mitsubishi Heavy Industries, Ltd.	4,499,400	132,480,021
Mitsubishi UFJ Financial Group, Inc.	2,593,200	46,963,770
Netherlands 7.8%		251,364,941
ABN AMRO Bank NV (B)	2,173,659	80,084,935
ASM International NV	75,576	63,471,460
ASML Holding NV	75,185	107,808,546
South Africa 1.3%		41,987,380
Gold Fields, Ltd.	849,008	41,987,380
South Korea 7.4%		238,165,163
Samsung Electronics Company, Ltd.	686,432	75,833,378
SK Hynix, Inc.	259,990	162,331,785
Sweden 0.3%		8,305,810
Spotify Technology SA (A)	16,600	8,305,810
2	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Switzerland 3.3%		$108,138,235
Accelleron Industries AG	318,716	30,528,839
Sandoz Group AG	379,780	30,088,384
UBS Group AG	1,004,346	47,521,012
Taiwan 9.1%		294,280,582
Delta Electronics, Inc.	1,527,100	58,277,669
Taiwan Semiconductor Manufacturing Company, Ltd.	4,268,000	236,002,913
United Kingdom 13.0%		420,976,758
AstraZeneca PLC	198,321	36,949,851
BAE Systems PLC	3,133,937	85,076,450
Barclays PLC	18,056,726	120,511,339
Halma PLC	818,619	39,759,000
Rolls-Royce Holdings PLC	8,295,800	138,680,118
United States 1.3%		41,207,348
Meta Platforms, Inc., Class A	57,512	41,207,348
Uruguay 0.4%		14,658,667

MercadoLibre, Inc. (A)	6,825	14,658,667
Exchange-traded funds 3.0%		$97,012,575
(Cost $88,241,062)
iShares Core MSCI EAFE ETF	1,031,500	97,012,575

Total investments (Cost $2,361,937,649) 98.9%	$3,192,180,671
Other assets and liabilities, net 1.1%	36,718,056
Total net assets 100.0%	$3,228,898,727

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 1-31-26:
Industrials	28.7%
Information technology	27.1%
Financials	21.8%
Health care	6.7%
Materials	5.9%
Communication services	4.8%
Consumer discretionary	2.3%
Energy	1.6%
Other assets and liabilities, net	1.1%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2026, by major security category or type:
	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Belgium	$90,196,921	—	$90,196,921	—
Brazil	55,397,750	$55,397,750	—	—
Canada	189,928,314	189,928,314	—	—
Chile	44,959,996	—	44,959,996	—
China	163,636,824	—	163,636,824	—
France	298,029,835	—	298,029,835	—
Germany	333,879,602	—	333,879,602	—
India	8,324,218	8,324,218	—	—
Italy	37,423,038	—	37,423,038	—
Japan	454,306,714	—	454,306,714	—
Netherlands	251,364,941	—	251,364,941	—
South Africa	41,987,380	—	41,987,380	—
South Korea	238,165,163	—	238,165,163	—
Sweden	8,305,810	8,305,810	—	—
Switzerland	108,138,235	—	108,138,235	—
Taiwan	294,280,582	—	294,280,582	—
United Kingdom	420,976,758	—	420,976,758	—
United States	41,207,348	41,207,348	—	—
Uruguay	14,658,667	14,658,667	—	—
Exchange-traded funds	97,012,575	97,012,575	—	—
Total investments in securities	$3,192,180,671	$414,834,682	$2,777,345,989	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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